CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net income	$ 166,555	$ 242,431	$ 102,983
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	159,723	129,256	99,273
Loss on disposal of property, plant and equipment	1,227	2,565	13,976
Gain on disposal of solar power systems	(1,666)	(36,098)	(27,803)
Gain on disposal of investment in affiliates	(1,928)	(47,102)
Impairment loss of property, plant and equipment	21,866	30,968	11,626
Impairment loss of project assets	20,194	9,016	0
Impairment of long-lived assets	0	5,738	3,686
Loss on change in fair value of derivatives, net	22,218	19,230	272
Equity in loss of unconsolidated investees	(28,948)	(5,908)	(9,411)
Allowance for doubtful accounts	1,250	2,812	7,265
Non-cash operating lease expenses	14,318
Write-down of inventories	19,447	14,646	17,820
Share-based compensation	10,682	10,258	9,314
Unrealized gain (loss) from sales to affiliates	6,194	(13,573)	13,065
Changes in operating assets and liabilities:
Accounts receivable trade	51,670	(179,607)	46,337
Accounts receivable, unbilled	(15,268)	1,158	2,345
Amounts due from related parties	(17,347)	9,237	(10,089)
Inventories	(312,781)	55,408	(49,024)
Value added tax recoverable	(849)	(9,206)	(38,190)
Advances to suppliers	(27,066)	29,001	(15,990)
Project assets	28,527	(30,501)	(128,982)
Prepaid expenses and other current assets	33,283	(2,208)	(49,813)
Other non-current assets	(24,037)	9,387	(23,795)
Accounts payable	209,175	47,756	(27,758)
Short-term notes payable	185,827	(173,148)	243,685
Amounts due to related parties	(5,798)	10,467	33,908
Other payables	42,810	39,791	(5,889)
Advances from customers	96,115	(11,225)	(44,985)
Operating lease liabilities	(12,566)
Other liabilities	(10,851)	(29,691)	(18,774)
Accrued warranty costs	4,624	(3,563)	(6,726)
Prepaid land use rights	2,622	6,557	(30,087)
Goodwill	1,005	5,243	1,369
Liability for uncertain tax positions	(4,775)	10,863	833
Deferred taxes	(12,455)	37,591	84,939
Net settlement of derivatives	(27,012)	28,731	(1,460)
Loss contingency accruals	4,126
Net cash provided by (used in) operating activities	600,111	216,280	203,920
Investing activities:
Investments in affiliates	(7,684)	(11,036)	(92,925)
Return of investment from affiliates	3,012	816	4,233
Proceeds from disposal of investment in affiliates	1,649	337,773
Purchase of property, plant and equipment and intangible assets	(291,182)	(316,282)	(276,978)
Purchase of solar power systems			(33,697)
Proceeds from disposal of solar power systems	103	17,800	128,768
Proceeds from insurance claim			43,930
Acquisition of subsidiaries, net of cash paid			(12,561)
Net cash provided by (used in) investing activities	(294,102)	29,071	(239,230)
Financing activities:
Proceeds from short-term borrowings	1,257,009	1,430,708	1,646,910
Repayment of short-term borrowings	(1,649,721)	(2,368,967)	(2,068,069)
Proceeds from long-term borrowings	530,990	382,831	690,841
Acquisition of non-controlling interest	(14,176)	(6,591)
Proceeds from non-controlling interests	11,488	10,470
Proceeds from third party financing liabilities	3,000	119,095	12,243
Proceeds from sales-leaseback arrangement	9,044	35,944	61,142
Distributions to tax equity investors	(1,120)	(3,013)	(9,582)
Repayment of finance lease obligation	(42,658)	(64,859)	(30,128)
Repayment of short-term commercial paper			(138,953)
Payments for repurchase of convertible notes	(127,500)
Proceeds from exercise of stock options	875	769	879
Payments for repurchase of treasury stock	(11,845)
Net cash provided by (used in) financing activities	(34,614)	(463,613)	165,283
Effect of exchange rate changes	(6,965)	(38,725)	51,342
Net increase (decrease) in cash, cash equivalents and restricted cash	264,430	(256,987)	181,315
Cash, cash equivalents and restricted cash at the beginning of the year	940,990	1,190,134	1,007,700
Less: net decrease in cash, cash equivalents and restricted cash classified within assets held-for-sale		(7,843)	(1,119)
Cash, cash equivalents and restricted cash at the end of the year	1,205,420	940,990	1,190,134
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	85,362	103,236	113,513
Income taxes paid	40,454	32,135	45,483
Supplemental schedule of non-cash activities:
Reclassification of solar power systems to project assets			4,782
Property, plant and equipment costs included in other payables	$ 244,483	$ 228,970	$ 153,017